ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.0%

Advertising – 2.6%
Trade Desk, Inc. (The), Class A*(a)	2,686	$1,393,443

Apparel – 2.8%
NIKE, Inc., Class B	11,907	1,494,805

Auto Manufacturers – 2.3%
Tesla, Inc.*	2,817	1,208,521

Computers – 5.1%
Apple, Inc.	11,434	1,324,172
EPAM Systems, Inc.*	4,307	1,392,367
Total Computers		2,716,539

Distribution / Wholesale – 2.4%
Pool Corp.	3,915	1,309,724

Diversified Financial Services – 2.4%
Mastercard, Inc., Class A	3,818	1,291,133

Home Builders – 2.5%
NVR, Inc.*	325	1,327,014

Household Products / Wares – 2.3%
Helen of Troy Ltd.*	6,497	1,257,300

Internet – 20.3%
Alphabet, Inc., Class A*	854	1,251,622
Amazon.com, Inc.*	396	1,246,897
Facebook, Inc., Class A*	4,748	1,243,501
Netflix, Inc.*	2,524	1,262,076
Pinterest, Inc., Class A*	34,379	1,427,072
Roku, Inc.*	7,616	1,437,901
Wayfair, Inc., Class A*(a)	4,460	1,297,905
Zillow Group, Inc., Class C*(a)	17,046	1,731,703
Total Internet		10,898,677

Media – 7.1%
Charter Communications, Inc., Class A*	2,131	1,330,469
Liberty Broadband Corp., Class A*	9,172	1,300,681
New York Times Co. (The), Class A	27,298	1,168,081
Total Media		3,799,231

Retail – 18.6%
Best Buy Co., Inc.	12,354	1,374,877
Carvana Co.*	7,866	1,754,590
Chipotle Mexican Grill, Inc.*	1,098	1,365,594
Dollar General Corp.	6,534	1,369,657
Home Depot, Inc. (The)	4,696	1,304,126
O’Reilly Automotive, Inc.*	2,652	1,222,784
RH*(a)	4,157	1,590,551
Total Retail		9,982,179

Semiconductors – 10.1%
Advanced Micro Devices, Inc.*	14,968	1,227,226
Broadcom, Inc.	3,719	1,354,906
Monolithic Power Systems, Inc.	4,631	1,294,874
NVIDIA Corp.	2,875	1,556,008
Total Semiconductors		5,433,014

Software – 19.0%
ANSYS, Inc.*	3,964	1,297,140
Cadence Design Systems, Inc.*	11,300	1,204,919
Coupa Software, Inc.*	4,022	1,102,993
Electronic Arts, Inc.*	9,891	1,289,885
Five9, Inc.*	9,780	1,268,271
Paycom Software, Inc.*	4,377	1,362,560
ServiceNow, Inc.*	2,877	1,395,345

Investments	Shares/Principal	Value
COMMON STOCKS (continued)

Software (continued)
Take-Two Interactive Software, Inc.*	7,469	$1,234,028
Total Software		10,155,141

Telecommunications – 2.5%
T-Mobile US, Inc.*	11,548	1,320,629

Total Common Stocks (Cost $45,284,196)		53,587,350

MONEY MARKET FUND – 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02%(b) (Cost $67,906)	67,906	67,906

REPURCHASE AGREEMENT – 0.2%(c)
Morgan Stanley & Co. LLC, dated 09/30/20, due 10/01/20, 0.08%, total to be received $87,241, (collateralized by various U.S. Government Agency Obligations, 2.00%-8.00%, 07/01/21-10/01/50, totaling $88,813) (Cost $87,241)	$87,241	87,241
Total Investments – 100.3% (Cost $45,439,343)		53,742,497
Liabilities in Excess of Other Assets – (0.3%)		(143,958)
Net Assets – 100.0%		$53,598,539

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,893,362; the aggregate market value of the collateral held by the fund is $2,923,499. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,836,258.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$53,587,350	$–	$–	$53,587,350
Money Market Fund	67,906	–	–	67,906
Repurchase Agreement	–	87,241	–	87,241
Total	$53,655,256	$87,241	$–	$53,742,497

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	2.6%
Apparel	2.8
Auto Manufacturers	2.3
Computers	5.1
Distribution / Wholesale	2.4
Diversified Financial Services	2.4
Home Builders	2.5
Household Products / Wares	2.3
Internet	20.3
Media	7.1
Retail	18.6
Semiconductors	10.1
Software	19.0
Telecommunications	2.5
Money Market Fund	0.1
Repurchase Agreement	0.2
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%